UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

This report on Form N-CSR relates solely to the Registrant's VIP Floating Rate High Income Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.77%
Actual		$ 1,000.00	$ 1,028.80	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Investor Class	.80%
Actual		$ 1,000.00	$ 1,028.80	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	1.5	0.7
Albertson's LLC	1.5	1.6
Altice Financing SA	1.4	1.2
HCA Holdings, Inc.	1.4	2.0
First Data Corp.	1.3	1.4
	7.1
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.8	9.3
Technology	9.0	8.7
Containers	6.6	7.5
Super Retail	5.9	3.7
Telecommunications	5.7	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
BBB 1.1%	BBB 1.2%
BB 32.5%	BB 28.6%
B 52.3%	B 52.5%
CCC,CC,C 5.0%	CCC,CC,C 3.9%
Not Rated 2.7%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 10.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Bank Loan Obligations 90.2%		Bank Loan Obligations 85.5%
	Nonconvertible Bonds 3.4%		Nonconvertible Bonds 3.6%
	Short-Term Investments and Net Other Assets (Liabilities) 6.4%		Short-Term Investments and Net Other Assets (Liabilities) 10.9%
* Foreign investments	10.3%	** Foreign investments	13.2%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (e) - 90.2%
	Principal Amount	Value
Aerospace - 1.6%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (d)	$ 496,254	$ 495,013
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (d)	881,381	875,917
Tranche D, term loan 3.75% 6/4/21 (d)	460,350	455,747
		1,826,677
Air Transportation - 0.2%
Landmark Worldwide Tranche 1LN, term loan 4.75% 10/25/19 (d)	242,463	241,251
Automotive & Auto Parts - 1.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (d)	742,748	716,752
Tranche 2LN, term loan 10% 11/27/21 (d)	500,000	460,000
		1,176,752
Broadcasting - 1.1%
Clear Channel Communications, Inc. Tranche D, term loan 6.9366% 1/30/19 (d)	500,000	464,375
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (d)	497,500	498,744
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3.5% 7/31/21 (d)	250,000	250,000
		1,213,119
Building Materials - 1.3%
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (d)	249,370	241,266
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (d)	493,750	489,430
Jeld-Wen, Inc. Tranche B, term loan 6/26/22 (f)	125,000	125,000
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (d)	355,000	356,331
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (d)	250,000	248,125
		1,460,152
Cable/Satellite TV - 1.8%
Charter Communications Operating LLC Tranche E, term loan 3% 7/1/20 (d)	493,703	486,297
Liberty Cablevision of Puerto Rico:
Tranche 2LN, term loan 7.75% 7/7/23 (d)	240,000	240,000
Tranche A 1LN, term loan 4.5% 1/7/22 (d)	250,000	248,750

	Principal Amount	Value
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	$ 322,752	$ 323,443
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	279,223	279,820
Virgin Media Investment Holdings Ltd. Tranche B, term loan 6/30/23 (f)	504,991	499,941
		2,078,251
Capital Goods - 0.7%
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (d)	218,900	218,900
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (d)	319,200	318,402
SRAM LLC. Tranche B, term loan 4.0307% 4/10/20 (d)	227,535	226,397
		763,699
Chemicals - 3.0%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (d)	195,000	195,000
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (d)	20,000	19,875
Tranche B 1LN, term loan 4.5% 6/12/21 (d)	63,192	63,271
Chromaflo Technologies Corp. Tranche B 1LN, term loan 4.5% 12/2/19 (d)	374,050	370,934
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (d)	373,125	372,192
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (d)	498,750	501,453
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (d)	248,750	249,683
OCI Beaumont, LLC Tranche B 3LN, term loan 5.5% 8/20/19 (d)	250,000	252,500
Orion Engineered Carbons GMBH Tranche B, term loan 5% 7/25/21 (d)	496,250	499,352
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (d)	235,000	235,294
Tranche B 2LN, term loan 8.5% 6/19/23 (d)	100,000	99,500
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (d)	260,000	259,025
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (d)	170,000	169,788
Univar, Inc. Tranche B, term loan 6/25/22 (f)	135,000	135,000
		3,422,867
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Consumer Products - 1.4%
At Home Holding III, Inc. Tranche B 1LN, term loan 5% 6/3/22 (d)	$ 125,000	$ 124,375
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (d)	746,250	749,048
Kate Spade & Co. Tranche B, term loan 4% 4/10/21 (d)	248,747	246,259
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5% 9/3/21 (d)	30,000	29,888
Spectrum Brands Holdings, Inc. Tranche B, term loan 3.75% 6/23/22 (d)	375,000	375,094
		1,524,664
Containers - 5.7%
Anchor Glass Container Corp. Tranche B, term loan:
6/24/22 (f)	460,000	460,000
4.25% 6/30/21 (d)	457,985	457,985
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	245,009	244,397
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (d)	250,000	253,125
Tranche B 1LN, term loan 4.5% 10/1/21 (d)	496,250	496,096
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (d)	859,167	855,945
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (d)	816,750	818,792
Charter NEX U.S. Holdings, Inc. Tranche B 1LN, term loan 5.25% 2/5/22 (d)	250,000	250,625
Consolidated Container Co. Tranche 2LN, term loan 7.75% 1/3/20 (d)	1,000,000	930,000
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/28/20 (d)	165,000	166,238
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	160,892	159,283
Tekni-Plex, Inc.:
Tranche 1LN, term loan 4.5% 6/1/22 (d)	450,000	450,000
Tranche 2LN, term loan 8.75% 6/1/23 (d)	125,000	125,625
U.S. Devices Prescription Co.:
Tranche 2LN, term loan 8% 5/2/22 (d)	250,000	250,000
Tranche B 1LN, term loan 4.25% 5/2/21 (d)	495,000	496,238
		6,414,349
Diversified Financial Services - 1.8%
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (d)	164,552	164,552

	Principal Amount	Value
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (d)	$ 243,421	$ 243,117
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (d)	500,000	501,250
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (d)	279,300	270,921
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (d)	394,542	394,049
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (d)	498,737	493,984
		2,067,873
Energy - 4.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (d)	742,386	741,458
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (d)	228,354	229,210
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (d)	179,266	179,625
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (d)	498,652	491,172
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (d)	297,750	252,715
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (d)	443,564	423,604
Tranche C, term loan 5.25% 3/14/21 (d)	32,532	31,068
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (d)	190,529	189,577
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (d)	316,702	281,469
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (d)	250,000	191,250
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (d)	158,000	124,820
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (d)	338,373	335,429
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (d)	123,750	123,673
Panda Sherman Power, LLC term loan 9% 9/14/18 (d)	496,406	490,201
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (d)	134,663	134,663
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	153,058	115,272
Targa Resources Corp. term loan 5.75% 2/27/22 (d)	93,023	93,721
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (d)	408,975	406,419
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Energy - continued
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (d)	$ 477,600	$ 481,182
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (d)	241,308	145,992
		5,462,520
Entertainment/Film - 0.3%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 6/25/22 (f)	135,000	134,831
Tranche B 2LN, term loan 6/25/23 (f)	50,000	49,500
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (d)	110,000	110,138
		294,469
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (d)	485,233	478,803
Metal Services LLC Tranche B, term loan 6% 6/30/17 (d)	248,737	248,116
		726,919
Food & Drug Retail - 3.9%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (d)	246,875	247,184
Tranche B 4LN, term loan 5.5% 8/25/21 (d)	1,491,263	1,500,195
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (d)	493,644	489,942
GOBP Holdings, Inc. Tranche B 1LN, term loan 4.75% 10/21/21 (d)	462,899	462,895
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (d)	736,153	736,153
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (d)	394,670	395,163
RPI Finance Trust Tranche B 4LN, term loan 3.5% 11/9/20 (d)	498,747	498,747
		4,330,279
Food/Beverage/Tobacco - 2.1%
Blue Ribbon LLC Tranche B 1LN, term loan 5.75% 11/13/21 (d)	243,671	244,889
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (d)	991,782	993,021
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (d)	324,123	322,502
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (d)	255,000	251,813
Tranche B 1LN, term loan 4.5% 6/30/21 (d)	506,175	503,644
		2,315,869

	Principal Amount	Value
Gaming - 5.3%
American Casino & Entertainment Properties LLC Tranche B, term loan 6/18/22 (f)	$ 375,000	$ 376,406
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	488,462	490,904
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)	288,813	265,708
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	1,561,114	1,354,266
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (d)	233,546	234,434
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (d)	339,447	341,993
5.5% 11/21/19 (d)	145,477	146,568
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (d)	125,000	123,913
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (d)	493,734	490,881
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (d)	248,750	248,750
Tranche B, term loan 6% 10/18/20 (d)	988,709	988,037
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (d)	934,107	932,986
		5,994,846
Healthcare - 10.6%
Admi Corp. Tranche B 1LN, term loan 5.5% 4/30/22 (d)	250,000	251,563
Alere, Inc. Tranche B, term loan 6/11/22 (f)	165,000	165,206
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (d)	153,063	153,254
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (d)	594,000	594,743
Community Health Systems, Inc.:
Tranche G, term loan 3.75% 12/31/19 (d)	385,150	385,631
Tranche H, term loan 4% 1/27/21 (d)	1,364,850	1,366,556
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (d)	250,000	248,750
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (d)	75,000	75,188
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (d)	130,000	129,513
CT Technologies Intermediate, Inc. Tranche B 1LN, term loan 5.25% 12/1/21 (d)	250,000	250,000
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Healthcare - continued
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (d)	$ 491,269	$ 489,427
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (d)	250,000	251,875
Tranche B 1LN, term loan 4.5% 4/23/21 (d)	89,100	88,989
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (d)	125,000	124,923
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (d)	1,169,581	1,181,276
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (f)	250,000	250,470
Genoa, a QoL Healthcare Co. LLC Tranche 1LN, term loan 5.75% 4/30/22 (d)	160,000	159,600
HCA Holdings, Inc. Tranche B 4LN, term loan 3.0254% 5/1/18 (d)	548,947	548,288
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (d)	497,726	474,084
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (d)	195,000	195,488
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	477,588	476,991
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (d)	420,455	417,301
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (d)	619,372	616,275
Pharmedium Healthcare Corp. Tranche B 1LN, term loan 4.25% 1/28/21 (d)	471,528	465,634
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (d)	733,573	736,324
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (d)	65,000	65,000
U.S. Renal Care, Inc. Tranche B 2LN, term loan 4.25% 7/3/19 (d)	973,210	970,777
Valeant Pharmaceuticals International Tranche BD 2LN, term loan 3.5% 2/13/19 (d)	750,000	747,188
		11,880,314
Homebuilders/Real Estate - 1.4%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (d)	125,000	125,000
Tranche B 1LN, term loan 5.5% 11/4/21 (d)	497,500	502,475
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (d)	987,469	985,000
		1,612,475

	Principal Amount	Value
Hotels - 1.0%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (d)	$ 248,741	$ 248,119
ESH Hospitality, Inc. Tranche B, term loan 5% 6/24/19 (d)	225,000	229,219
Four Seasons Holdings, Inc. Tranche B 1LN, term loan 3.5% 6/27/20 (d)	249,780	249,468
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (d)	417,005	416,484
		1,143,290
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (d)	493,750	488,812
Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	505,522	477,718
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (d)	500,000	500,000
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (d)	335,000	332,320
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (d)	119,698	119,698
		1,429,736
Metals/Mining - 2.3%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (d)	697,950	695,333
Arch Coal, Inc. Tranche B, term loan 6.25% 5/16/18 (d)	496,172	342,359
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (d)	57,723	57,579
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	739,947	664,102
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (d)	85,000	84,292
Tranche B 2LN, term loan 7.5% 4/16/20 (d)	625,000	578,025
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (d)	250,000	135,000
		2,556,690
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (d)	248,750	251,238
Publishing/Printing - 2.7%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 8.25% 3/31/20 (d)	249,370	249,682
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (d)	740,506	547,975
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Publishing/Printing - continued
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (d)	$ 493,590	$ 494,824
Houghton Mifflin Harcourt Publishing Co. Tranche B, term loan 4% 5/29/21 (d)	500,000	497,500
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (d)	235,000	233,825
Proquest LLC Tranche B, term loan 5.2531% 10/24/21 (d)	497,497	499,363
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (d)	498,123	498,746
		3,021,915
Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (d)	758,978	759,927
CEC Entertainment, Inc. Tranche B, term loan 4% 2/14/21 (d)	246,256	239,176
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (d)	217,166	217,529
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (d)	258,361	258,684
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (d)	187,733	187,958
		1,663,274
Services - 5.7%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (d)	250,000	250,625
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (d)	493,750	491,281
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	249,367	242,198
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	246,881	204,911
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (d)	618,752	615,850
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (d)	552,362	557,223
Karman Buyer Corp. Tranche 1LN, term loan 4.25% 7/25/21 (d)	323,558	321,941
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	1,480,835	1,384,581
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	494,987	485,706
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (d)	621,259	622,036
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (d)	135,758	135,927
Research Now Group, Inc. Tranche B 1LN, term loan 5.5% 3/18/21 (d)	89,775	89,551

	Principal Amount	Value
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (d)	$ 250,000	$ 250,000
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (d)	496,250	497,491
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (d)	175,000	173,688
Tranche B 2LN, term loan 8% 5/14/23 (d)	40,000	40,400
		6,363,409
Steel - 0.7%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (d)	496,250	449,106
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (d)	374,025	370,752
		819,858
Super Retail - 5.9%
Academy Ltd. Tranche B, term loan 6/16/22 (f)	250,000	249,793
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (d)	494,160	493,201
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (d)	250,000	238,750
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (d)	750,000	746,250
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (d)	249,577	245,210
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (d)	990,000	851,400
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	555,800	554,411
6% 5/22/18 (d)	865,236	864,155
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (d)	248,737	248,155
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (d)	500,000	498,625
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (d)	992,443	977,557
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (d)	328,771	282,743
Staples, Inc. Tranche B, term loan 4/24/21 (f)	250,000	249,375
Vogue International LLC Tranche B, term loan 5.75% 2/14/20 (d)	124,370	124,837
		6,624,462
Technology - 9.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (d)	210,000	209,410
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (d)	493,734	469,048
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Technology - continued
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (d)	$ 373,437	$ 369,471
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (d)	988,627	981,212
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (d)	495,005	492,530
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (d)	875,000	875,000
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (d)	375,000	373,661
Fibertech Networks, LLC Tranche B 1LN, term loan 5.25% 12/18/19 (d)	247,929	247,465
First Data Corp. Tranche B, term loan 3.687% 3/24/18 (d)	1,500,000	1,492,500
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (d)	50,000	47,500
Tranche B 1LN, term loan 5% 6/17/21 (d)	118,800	118,206
Hyland Software, Inc. Tranche B 1LN, term loan 6/12/22 (f)	20,000	19,950
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	973,647	960,308
Informatica Corp. Tranche B, term loan 6/3/22 (f)	110,000	109,725
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (d)	499,590	515,202
Tranche B 1LN, term loan 4.5% 10/30/19 (d)	827,125	827,125
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (d)	238,984	238,984
Renaissance Learning, Inc. Tranche 1LN, term loan 4.5% 4/9/21 (d)	740,625	731,367
Shaw Data Centre LP Tranche B, term loan 4.5% 3/30/22 (d)	195,000	195,488
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 6/29/22 (f)	299,342	299,157
Tranche B 2LN, term loan 6/29/22 (f)	75,658	75,611
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (d)	24,937	24,875
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (d)	375,000	369,375
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (d)	74,250	74,157
		10,117,327

	Principal Amount	Value
Telecommunications - 5.2%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (d)	$ 375,000	$ 377,344
Tranche B, term loan 5.5% 6/24/19 (d)	1,236,820	1,253,826
Digicel International Finance Ltd. Tranche D-2, term loan 3.7754% 3/31/19 (d)	100,000	94,000
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (d)	248,096	249,957
FPL FiberNet, LLC. Tranche A, term loan 3.5359% 7/22/19 (d)	242,227	242,227
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (d)	374,063	369,387
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (d)	500,000	495,000
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (d)	250,000	248,125
Tranche B 4LN, term loan 4% 1/15/20 (d)	500,000	500,000
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (d)	493,703	490,000
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (d)	190,000	190,950
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (d)	124,688	125,623
SBA Senior Finance II, LLC Tranche B 2LN, term loan 3.25% 6/10/22 (d)	500,000	493,750
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (d)	250,000	238,875
Tranche B 1LN, term loan 4.75% 4/30/20 (d)	493,720	479,318
		5,848,382
Transportation Ex Air/Rail - 0.4%
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/26/22 (d)	250,000	250,938
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (d)	244,380	238,270
		489,208
Utilities - 5.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3744% 8/13/18 (d)(g)	30,637	30,790
6.375% 8/13/19 (d)	461,001	463,306
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (d)	115,000	114,952
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (d)	987,004	990,705
Bank Loan Obligations (e) - continued
	Principal Amount	Value
Utilities - continued
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	$ 192,503	$ 189,134
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (d)	265,000	269,969
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (d)	431,738	410,151
InterGen NV Tranche B, term loan 5.5% 6/13/20 (d)	742,424	709,943
Longview Power LLC Tranche B, term loan 7% 4/13/21 (d)	250,000	251,250
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	750,000	752,813
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (d)	44,550	44,105
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (d)	203,572	197,974
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (d)	490,413	471,410
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (d)	739,301	734,681
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (d)	179,550	181,346
		5,812,529
TOTAL BANK LOAN OBLIGATIONS (Cost $102,838,907)		101,437,475
Nonconvertible Bonds - 3.4%

Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (b)(d)	1,000,000	972,500
Energy - 0.5%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7798% 8/1/19 (b)(d)	155,000	106,175
Chesapeake Energy Corp. 3.5253% 4/15/19 (d)	35,000	32,025
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	135,000	132,638
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	285,000	293,550
		564,388
Healthcare - 1.2%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (b)(c)	200,000	204,500

	Principal Amount	Value
HCA Holdings, Inc.:
3.75% 3/15/19	$ 500,000	$ 503,750
4.25% 10/15/19	500,000	511,875
Tenet Healthcare Corp. 3.7861% 6/15/20 (b)(d)	170,000	171,488
		1,391,613
Metals/Mining - 0.2%
Murray Energy Corp. 11.25% 4/15/21 (b)	250,000	210,000
Paper - 0.1%
Mercer International, Inc. 7% 12/1/19	80,000	83,600
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (b)	40,000	37,600
Telecommunications - 0.5%
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	40,000	41,600
Numericable Group SA 4.875% 5/15/19 (b)	500,000	495,000
		536,600
Utilities - 0.0%
The AES Corp. 3.2828% 6/1/19 (d)	45,000	45,000
TOTAL NONCONVERTIBLE BONDS (Cost $3,948,984)		3,841,301
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $10,045,872)	10,045,872	10,045,872
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $116,833,763)		115,324,648
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(2,868,107)
NET ASSETS - 100%		$ 112,456,541
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,371,501 or 2.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(f) The coupon rate will be determined upon settlement of the loan after period end.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $22,803 and $22,917, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,480
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Bank Loan Obligations	$ 101,437,475	$ -	$ 99,919,373	$ 1,518,102
Corporate Bonds	3,841,301	-	3,841,301	-
Money Market Funds	10,045,872	10,045,872	-	-
Total Investments in Securities:	$ 115,324,648	$ 10,045,872	$ 103,760,674	$ 1,518,102
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 590,438
Net Realized Gain (Loss) on Investment Securities	13
Net Unrealized Gain (Loss) on Investment Securities	(23,289)
Cost of Purchases	-
Proceeds of Sales	(3,086)
Amortization/Accretion	1,526
Transfers into Level 3	952,500
Transfers out of Level 3	-
Ending Balance	$ 1,518,102
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (23,289)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.7%
Luxembourg	2.6%
Canada	2.6%
Australia	1.5%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $106,787,891)	$ 105,278,776
Fidelity Central Funds (cost $10,045,872)	10,045,872
Total Investments (cost $116,833,763)		$ 115,324,648
Receivable for investments sold		1,106,130
Receivable for fund shares sold		24,581
Interest receivable		869,865
Distributions receivable from Fidelity Central Funds		1,565
Total assets		117,326,789

Liabilities
Payable for investments purchased
Regular delivery	$ 4,561,648
Delayed delivery	200,000
Payable for fund shares redeemed	109
Accrued management fee	53,123
Other affiliated payables	14,035
Other payables and accrued expenses	41,333
Total liabilities		4,870,248

Net Assets		$ 112,456,541
Net Assets consist of:
Paid in capital		$ 112,806,877
Undistributed net investment income		2,142,682
Accumulated undistributed net realized gain (loss) on investments		(983,903)
Net unrealized appreciation (depreciation) on investments		(1,509,115)
Net Assets		$ 112,456,541

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($10,534,785 ÷ 1,052,352 shares)	$ 10.01

Investor Class:
Net Asset Value, offering price and redemption price per share ($101,921,756 ÷ 10,179,701 shares)	$ 10.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 2,623,355
Income from Fidelity Central Funds		7,480
Total income		2,630,835

Expenses
Management fee	$ 304,012
Transfer agent fees	54,033
Accounting fees and expenses	26,696
Custodian fees and expenses	6,557
Independent trustees' compensation	224
Audit	36,985
Legal	53
Miscellaneous	372
Total expenses before reductions	428,932
Expense reductions	(404)	428,528
Net investment income (loss)		2,202,307
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(426,588)
Change in net unrealized appreciation (depreciation) on investment securities		1,181,906
Net gain (loss)		755,318
Net increase (decrease) in net assets resulting from operations		$ 2,957,625

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	For the period April 9, 2014 (commencement of operations) to December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,202,307	$ 2,010,178
Net realized gain (loss)	(426,588)	(555,528)
Change in net unrealized appreciation (depreciation)	1,181,906	(2,691,021)
Net increase (decrease) in net assets resulting from operations	2,957,625	(1,236,371)
Distributions to shareholders from net investment income	-	(2,069,592)
Share transactions - net increase (decrease)	3,286,106	109,518,773
Total increase (decrease) in net assets	6,243,731	106,212,810

Net Assets
Beginning of period	106,212,810	-
End of period (including undistributed net investment income of $2,142,682 and distributions in excess of net investment income of $59,625, respectively)	$ 112,456,541	$ 106,212,810

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Year ended December 31,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.203	.242
Net realized and unrealized gain (loss)	.077	(.322)
Total from investment operations	.280	(.080)
Distributions from net investment income	-	(.190)
Net asset value, end of period	$ 10.01	$ 9.73
Total ReturnB, C, D	2.88%	(.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%A	.84%A
Expenses net of fee waivers, if any	.77%A	.77%A
Expenses net of all reductions	.77%A	.77%A
Net investment income (loss)	4.12% A	3.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,535	$ 10,912
Portfolio turnover rateG	62%A	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 9, 2014 (commencement of operations) to December 31, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Year ended December 31,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.201	.238
Net realized and unrealized gain (loss)	.079	(.322)
Total from investment operations	.280	(.084)
Distributions from net investment income	-	(.186)
Net asset value, end of period	$ 10.01	$ 9.73
Total ReturnB, C, D	2.88%	(.83)%
Ratios to Average Net Assets F, I
Expenses before reductions	.80%A	.82%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	4.09%A	3.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,922	$ 95,300
Portfolio turnover rateG	62%A	41%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period April 9, 2014 (commencement of operations) to December 31, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 486,457
Gross unrealized depreciation	(1,923,178)
Net unrealized appreciation (depreciation) on securities	$ (1,436,721)

Tax cost	$ 116,761,369

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (557,315)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $40,205,489 and $30,427,597, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged.11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 4,023
Investor Class	50,010
$ 54,033

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $404.

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014 A
From net investment income
Initial Class	$ -	$ 214,685
Investor Class	-	1,854,907
Total	$ -	$ 2,069,592

A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014 A	Six months ended June 30, 2015	Year ended December 31, 2014 A
Initial Class
Shares sold	75,761	1,329,755	$ 756,597	$ 13,309,635
Reinvestment of distributions	-	22,155	-	214,685
Shares redeemed	(144,656)	(230,663)	(1,445,710)	(2,298,327)
Net increase (decrease)	(68,895)	1,121,247	$ (689,113)	$ 11,225,993
Investor Class
Shares sold	2,698,352	11,605,606	$ 26,902,533	$ 116,302,705
Reinvestment of distributions	-	191,425	-	1,854,907
Shares redeemed	(2,308,807)	(2,006,875)	(22,927,314)	(19,864,832)
Net increase (decrease)	389,545	9,790,156	$ 3,975,219	$ 98,292,780

A For the period April 9, 2014 (commencement of operations) to December 31, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank & Trust Company
Quincy, MA

VIPFHI-SANN-0815
1.9859332.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2015